CONVERTIBLE NOTES - Bellridge Convertible Note - Additional Information (Details) - USD ($)			3 Months Ended					12 Months Ended		18 Months Ended
	Dec. 09, 2020	Oct. 22, 2019	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jan. 01, 2019
Class Of Stock [Line Items]
Stated interest rate								12.00%
Conversion price (in dollars per share)								$ 2.00
Measurement period after conversion date								5 days
Debt conversion, converted instrument, shares issued (in shares)	872,093,023
Bellridge Convertible Note
Class Of Stock [Line Items]
Aggregate principal amount of notes outstanding											$ 455,000
Accrued interest											$ 40,863
Bellridge Convertible Note | Convertible Debt
Class Of Stock [Line Items]
Note conversion agreement		$ 226,000
Interest converted to principal		$ 51,000	$ 2,133	$ 5,404	$ 9,779	$ 3,874	$ 4,507	$ 25,697	$ 25,697	$ 25,697
Unamortized discount				382,500					382,500
Debt, principal				288,000				288,000	288,000
Net proceeds									510,000
Ownership Of Outstanding Stock Percentage		4.99%
Interest Converted		$ 51,000	$ 2,133	$ 5,404	$ 9,779	$ 3,874	$ 4,507	$ 25,697	$ 25,697	$ 25,697
Debt conversion, converted instrument, shares issued (in shares)			471,328,800	464,037,300	529,061,862	68,142,087	38,696,339	1,571,266,388	1,571,266,388	1,571,266,388
Repayments of short-term debt								$ 0	$ 0
Bellridge Convertible Note Exchange Note | Convertible Debt
Class Of Stock [Line Items]
Aggregate principal amount of notes outstanding		$ 450,000
Stated interest rate		10.00%
Debt Instrument Maturity Date		Oct. 22, 2020
Conversion price (in dollars per share)		$ 0.0005
Debt conversion, average lowest closing price		70.00%
Measurement period after conversion date		10 days
Unamortized discount		$ 173,000
Bellridge Convertible Note Promissory Note | Convertible Debt
Class Of Stock [Line Items]
Stated interest rate		10.00%
Debt Instrument Maturity Date		Oct. 22, 2020
Conversion price (in dollars per share)		$ 0.0005
Debt conversion, average lowest closing price		70.00%
Measurement period after conversion date		10 days
Unamortized discount		$ 20,000
Debt, principal		60,000
Net proceeds		$ 40,000